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                                 LETTERHEAD OF
                           JEFFERSON PILOT FINANCIAL




VIA EDGAR


May 3, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D. C. 20549

Re: JPF Separate Account C of Jefferson Pilot Financial Insurance Company Post-Effective Amendment No. 13 on Form N-6 to Registration Statement on Form S-6 (File No. 333-01781)



Dear Commissioners:

Pursuant to Rule 497 (j) of the Securities Act of 1933, I hereby certify that:

(1) the form of the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 13 on Form N-6 to Registration Statement on Form S-6 ("Post-Effective Amendment No. 13"); and

(2)  Post-Effective Amendment No. 13 was filed electronically on April 26, 2007.


If you have any questions, please call me at (603) 226-5105.  Thank you.


                                             Sincerely,


                                             /s/ Frederick C. Tedeschi

                                             Frederick C. Tedeschi
                                             Vice President and Associate
                                                      General Counsel